Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates —The preparation of consolidated and combined financial statements, in conformity with GAAP, requires the extensive use of management’s estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from these estimates. Estimates are used when accounting for items and matters including, but not limited to, allowance for uncollectible accounts receivable, inventory obsolescence, asset valuations and useful lives, employee benefits, taxes, restructuring and other provisions and contingencies.

Foreign Operations

Foreign Operations —Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates existing at the respective balance sheet dates. Income and expense items are translated at the average rates during the respective periods. Translation adjustments resulting from fluctuations in exchange rates are recorded as a separate component of other comprehensive income (loss) while transaction gains and losses are recorded in net earnings. Deferred taxes are not provided on cumulative foreign currency translation adjustments when the Company expects foreign earnings to be permanently reinvested.

Fair Value Measurements

Fair Value Measurements—Certain assets and liabilities are required to be recorded at fair value on a recurring basis. Fair value is determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. The Company records the fair value of its pension plan assets on a recurring basis. See Note 11, Retirement Plans, for the fair value of the Company’s pension plan assets as of December 31, 2016.

In addition to assets and liabilities that are recorded at fair value on a recurring basis, the Company is required to record certain assets and liabilities at fair value on a nonrecurring basis, generally as a result of acquisitions or the remeasurement of assets resulting in impairment charges. Assets measured at fair value on a nonrecurring basis include long-lived assets held and used, long-lived assets held for sale, goodwill and other intangible assets. See Note 3, Business Combinations, for further discussion on the fair value of assets and liabilities associated with acquisitions. The fair value of cash and cash equivalents, accounts receivable, short-term debt and accounts payable approximate their carrying values. The three-tier value hierarchy, which prioritizes valuation methodologies based on the reliability of the inputs, is:

Level 1 — Valuations based on quoted prices for identical assets and liabilities in active markets.

Level 2 — Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3 — Valuations based on unobservable inputs reflecting the Company’s own assumptions, consistent with reasonably available assumptions made by other market participants.

Revenue Recognition

Revenue Recognition — The Company files highly-customized materials, such as regulatory S-filings and IPOs with the SEC on behalf of its customers, and performs XBRL and related services.  Revenue is recognized for these services upon completion of the service performed or following final delivery of the related printed product. The Company also provides virtual data room services and other content management services, for which revenue is recognized as the service is performed. The Company recognizes revenue for the majority of its products upon the transfer of title and risk of ownership, which is generally upon shipment to the customer. Because substantially all of the Company’s products are customized, product returns are not significant; however, the Company accrues for the estimated amount of customer credits at the time of sale.

The Company records deferred revenue in situations where amounts are invoiced but the revenue recognition criteria outlined above are not met. Such revenue is recognized when all criteria are subsequently met.

Certain revenues earned by the Company require judgment to determine if revenue should be recorded gross, as a principal, or net of related costs, as an agent. Billings for shipping and handling costs as well as certain postage costs, and out-of-pocket expenses are recorded gross.  The Company’s printing operations process paper that may be supplied directly by customers or may be purchased by the Company and sold to customers.  No revenue is recognized for customer-supplied paper, but revenues for Company-supplied paper are recognized on a gross basis.

Cash and Cash Equivalents

Cash and cash equivalents —The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. Short-term securities consist of investment grade instruments of governments, financial institutions and corporations.

Receivables

Receivables— Receivables are stated net of allowances for doubtful accounts and primarily include trade receivables, notes receivable and miscellaneous receivables from suppliers. No single customer comprised more than 10% of the Company’s net sales in 2016, 2015 or 2014. Specific customer provisions are made when a review of significant outstanding amounts, utilizing information about customer creditworthiness and current economic trends, indicates that collection is doubtful. In addition, provisions are made at differing rates, based upon the age of the receivable and the Company’s historical collection experience. See Note 6, Accounts Receivable, for details of activity affecting the allowance for doubtful accounts receivable.

Inventories

Inventories —Inventories include material, labor and factory overhead and are stated at the lower of cost or market and net of excess and obsolescence reserves for raw materials and finished goods. Provisions for excess and obsolete inventories are made at differing rates, utilizing historical data and current economic trends, based upon the age and type of the inventory. Specific excess and obsolescence provisions are also made when a review of specific balances indicates that the inventories will not be utilized in production or sold.  Inventory is valued using the First-In, First-Out (FIFO) method.

Long-Lived Assets

Long-Lived Assets —The Company assesses potential impairments to its long-lived assets if events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Indefinite-lived intangible assets are reviewed annually for impairment or more frequently if events or changes in circumstances indicate that the carrying value may not be recoverable. An impaired asset is written down to its estimated fair value based upon the most recent information available. Estimated fair market value is generally measured by discounting estimated future cash flows. Long-lived assets, other than goodwill, are recorded at the lower of the carrying value or the fair market value less the estimated cost to sell.

Property, Plant and Equipment

Property, plant and equipment —Property, plant and equipment are recorded at cost and depreciated on a straight-line basis over their estimated useful lives. Useful lives range from 15 to 40 years for buildings, the lesser of 7 years or the lease term for leasehold improvements and from 3 to 15 years for machinery and equipment. Maintenance and repair costs are charged to expense as incurred. Major overhauls that extend the useful lives of existing assets are capitalized. When properties are retired or disposed, the costs and accumulated depreciation are eliminated and the resulting profit or loss is recognized in the results of operations.

Goodwill

Goodwill —Goodwill is either assigned to a specific reporting unit or allocated between reporting units based on the relative fair value of each reporting unit.  The Company's goodwill balances were reallocated from RRD’s historical reporting units based on the relative fair values of the businesses.

Goodwill is reviewed for impairment annually as of October 31 or more frequently if events or changes in circumstances indicate that it is more likely than not that the fair value of a reporting unit is below its carrying value.

For certain reporting units, the Company may perform a qualitative, rather than quantitative, assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. In performing this qualitative analysis, the Company considers various factors, including the excess of prior year estimates of fair value compared to carrying value, the effect of market or industry changes and the reporting units’ actual results compared to projected results. Based on this qualitative analysis, if management determines that it is more likely than not that the fair value of the reporting unit is greater than its carrying value, no further impairment testing is performed.

For the remaining reporting units, the Company compares each reporting unit’s fair value, estimated based on comparable company market valuations and expected future discounted cash flows to be generated by the reporting unit, to its carrying value. If the carrying value exceeds the reporting unit’s fair value, the Company performs an additional fair value measurement calculation to determine the impairment loss, which is charged to operations in the period identified.

The Company also performs an interim review for indicators of impairment at each quarter-end to assess whether an interim impairment review is required for any reporting unit. In the Company’s annual review at October 31, 2016, and its interim review for indicators of impairment as of December 31, 2016, management concluded that there were no indicators that the fair value of any of the reporting units with goodwill was more likely than not below its carrying value.

Amortization

Amortization — Certain costs to acquire and develop internal-use computer software are capitalized and amortized over their estimated useful life using the straight-line method, up to a maximum of five years. Amortization expense related to internally-developed software, excluding amortization expense related to other intangible assets, was $20.5 million, $17.2 million and $14.6 million for the years ended December 31, 2016, 2015 and 2014, respectively.  Other intangible assets are recognized separately from goodwill and are amortized over their estimated useful lives.  See Note 5, Goodwill and Other Intangible Assets, for further discussion of other intangible assets and the related amortization expense.

Share-Based Compensation

Share-Based Compensation — In periods prior to the Separation, RRD maintained an incentive share-based compensation program for the benefit of its officers, directors, and certain employees, including certain Donnelley Financial employees.  For those periods share-based compensation expense has been allocated to the Company based on the awards and terms previously granted to the Company’s employees as well as an allocation of compensation expense to RRD’s corporate and shared functional employees.

Subsequent to the Separation, the Company recognizes share-based compensation expense based on estimated fair values for all share-based awards made to employees and directors, including restricted stock and restricted stock units. The Company recognizes compensation expense for restricted stock units expected to vest on a straight-line basis over the requisite service period of the award, based on the grant date fair value. The Company recognizes compensation expense for performance based restricted stock awards utlizing a graded vesting schedule. See Note 15, Share-Based Compensation, for further discussion.

Pension and Other Postretirement Benefit Plans

Pension and Other Postretirement Benefit Plans — Prior to the Separation, RRD provided pension and other postretirement healthcare benefits to certain current and former employees of Donnelley Financial.  RRD was responsible for the net benefit plan obligations associated with these plans, and as such, these liabilities are not reflected in Donnelley Financial’s consolidated and combined balance sheets. Donnelley Financial’s consolidated and combined statements of operations include expense allocations for these benefits. These allocations were funded through intercompany transactions with RRD which are reflected within net parent company investment in Donnelley Financial.

Effective December 31, 2013, RRD merged its primary qualified defined benefit pension plan with a separate defined benefit pension plan sponsored by Donnelley Financial.  As a result of this merger, Donnelley Financial became the plan sponsor and primary legal obligor of this combined plan.  During 2015, the sponsorship of this combined plan was transferred to RRD, which became the primary legal obligor.  Accordingly, the obligations of this combined plan are not reflected in the combined balance sheet of Donnelley Financial as of December 31, 2015.

On October 1, 2016, Donnelley Financial recorded net pension plan liabilities of $68.3 million (consisting of a total benefit plan liability of $317.0 million, net of plan assets having fair market value of $248.7 million), as a result of the transfer of certain pension plan liabilities and assets from RRD to the Company upon the legal split of those plans. The Company also recorded a net other postretirement benefit liability of $1.5 million, as a result of the transfer of an other postretirement benefit plan from RRD to the Company.

Donnelley Financial engages outside actuaries to assist in the determination of the obligations and costs under these plans.  The annual income and expense amounts relating to the pension plan are based on calculations which include various actuarial assumptions including, mortality expectations, discount rates and expected long-term rates of return. The Company reviews its actuarial assumptions on an annual basis and makes modifications to the assumptions based on current rates and trends when it is deemed appropriate to do so. The effects of modifications on the value of plan obligations and assets is recognized immediately within other comprehensive income (loss) and amortized into operating earnings over future periods.  The Company believes that the assumptions utilized in recording its obligations under its plans are reasonable based on its experience, market conditions and input from its actuaries and investment advisors. Refer to Note 11, Retirement Plans, for further discussion.

Taxes on Income

Taxes on Income - In the Company’s combined financial statements prior to Separation, income tax expense and deferred tax balances were calculated on a separate income tax return basis although the Company’s operations have historically been included in the tax returns filed by the respective RRD entities of which the Company’s business was a part. As a standalone entity, the Company will file tax returns on its own behalf and its deferred taxes and effective tax rate may differ from those in historical periods.

Deferred taxes are provided using an asset and liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

The Company maintains an income taxes payable or receivable account in each jurisdiction and, with the exception of certain entities outside the U.S. that transferred to the Company at Separation, the Company is deemed to settle current tax balances with the RRD tax paying entities in the respective jurisdictions.  For periods prior to the Separation, these settlements are reflected as changes in net parent company investment in the combined balance sheets. The Company classifies interest expense and any related penalties related to income tax uncertainties as a component of income tax expense.

The Company is regularly audited by foreign and domestic tax authorities. These audits occasionally result in proposed assessments where the ultimate resolution might result in the Company owing additional taxes, including in some cases, penalties and interest. The Company recognizes a tax position in its financial statements when it is more likely than not (i.e., a likelihood of more than fifty percent) that the position would be sustained upon examination by tax authorities. This recognized tax position is then measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Although management believes that its estimates are reasonable, the final outcome of uncertain tax positions may be materially different from that which is reflected in the Company’s financial statements. The Company adjusts such reserves upon changes in circumstances that would cause a change to the estimate of the ultimate liability, upon effective settlement or upon the expiration of the statute of limitations, in the period in which such event occurs. See Note 12, Income Taxes, for further discussion.